Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party, Beginning Balance	$ 21,837	$ 104,623
Management fees	34,500	34,500
Management fee advances	7,060	355
Expenses paid on behalf of Company	1,600	1,529
Repayments	(43,160)	(70,094)
Related Party, Ending Balance	$ 21,837	$ 70,913